Related Party Transactions - Credit Facilities (Details) (USD $)	12 Months Ended								0 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 20, 2012 Senior Unsecured Credit Facility	Dec. 31, 2013 Unsecured and Committed	Apr. 20, 2012 Letter of Credit	Apr. 20, 2012 Revolving Credit Agreement	Dec. 31, 2013 ING U.S., Inc.	May 14, 2013 ING U.S., Inc. Unsecured and Committed	Dec. 31, 2013 Security Life of Denver International Limited	Dec. 31, 2013 ING Bank	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	Dec. 31, 2013 ING Bank Captive Reinsurance Subsidiary	Dec. 31, 2013 ING Bank ING V Indemnification Agreement	Dec. 31, 2013 ING Bank Senior Unsecured Credit Facility	Dec. 31, 2012 ING Bank Senior Unsecured Credit Facility	Dec. 31, 2011 ING Bank Senior Unsecured Credit Facility	Oct. 04, 2012 ING Bank Bilateral Facility	Jul. 01, 2011 ING Bank Bilateral Facility	Apr. 20, 2012 ING Bank Revolving Credit Agreement	Dec. 31, 2013 ING Bank Security Life of Denver International Limited Unsecured and Committed	Dec. 31, 2012 ING Bank Security Life of Denver International Limited Unsecured and Committed	Dec. 31, 2011 ING Bank Security Life of Denver International Limited Unsecured and Committed	Oct. 30, 2013 ING Bank ING Bank NV Letter Of Credit (LOC) To Security Life Of Denver International Limited Letter of Credit
Related Party Transaction [Line Items]
Due to affiliate	$ 8,900,000	$ 536,700,000									$ 5,800,000	$ 33,600,000				$ 4,900,000	$ 18,400,000
Expenses incurred	78,200,000	134,200,000	204,800,000								39,500,000	104,600,000	67,100,000			38,200,000	98,200,000	43,700,000
Utilization	6,339,200,000				6,052,500,000	150,300,000		2,103,900,000		569,600,000												825,000,000	825,000,000	825,000,000
Capacity	9,288,200,000			5,000,000,000	8,996,200,000	3,500,000,000	3,500,000,000	3,500,000,000		1,125,000,000								1,500,000,000	300,000,000	625,000,000	250,000,000				1,125,000,000
Letters of Credit Outstanding, Amount														15,000,000
Guarantor Obligations, Maximum Exposure, Undiscounted															15,000,000
Debt cancellation amount									$ 1,500,000,000